Leases (Details) - Schedule of maturities of lease liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of maturities of lease liabilities [Abstract]
Remainder of 2021	$ 5,754,128	$ 9,474,959
2022	10,865,604	9,725,444
2023	11,185,659	9,908,607
2024	10,648,943	9,349,544
2025	9,788,001	8,578,895
Thereafter	32,678,604	26,090,109
Total undiscounted lease payments	80,920,939	73,127,558
Less imputed interest	(30,283,127)	(28,497,977)
Total lease liabilities	$ 50,637,812	$ 44,629,581